Related Party Information - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FCA
Related Party Transaction [Line Items]
Net sales	$ 599	$ 719	$ 748
Cost of goods sold	212	319	433
Selling, general and administrative expenses	127	147	151
Trade receivables	8	4
Trade payables	85	83
Subsidiaries and Affiliates
Related Party Transaction [Line Items]
Net sales	1,076	911	1,068
Cost of goods sold	412	514	$ 522
Trade receivables	170	121
Trade payables	$ 98	$ 70